Reclassification	6 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
RECLASSIFICATION
2.	RECLASSIFICATION

The Company has reclassified certain comparative amounts in the consolidated cash flow for the six months ended April 30, 2025 to conform to the current year’s presentation. The principal reclassifications are related to the offering cost paid being reclassified from the cash flows from operating activities to cash flows from financing activities. The reclassification did not have an impact on the reported total assets, liabilities, stockholders’ equity and net income.